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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       March 31, 2006
                                               -----------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]    is a restatement.
                                        [   ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hocky Management Company, LLC
Address:      105 South Bedford Road, Suite 310
              Mount Kisco, New York  10549


Form 13F File Number:  28-05549

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    David Sachs
Title:   Managing Member
Phone:   (914) 244-4100

Signature                     Place                  Date of Signing:
          /S/ DAVID SACHS            MT. KISCO NY               APRIL 25, 2006


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                -------------

Form 13F Information Table Entry Total:              34
                                                -------------

Form 13F Information Table Value Total:           $ 310,258
                                                -------------
                                                 (thousands)




List of Other Included Managers:

None

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
NAME OF ISSUER                               TITLE OF CLASS       CUSIP            MARKET VALUE      SHARES/PRN AMT   SH/PRN   PUT
                                                                                   * 1000                                      /CALL
--------------                               --------------       ---------        ------------      ------------------------------
***ABITIBI-CONSOLIDATED INC                  COMMON STOCK         003924107               8300                2000000 SH
BAXTER INTERNATIONAL INC                     COMMON STOCK         071813109              13603                 350500 SH
COMCAST CORP                                 COMMON STOCK         20030N101               8935                 341570 SH
DST SYSTEMS INC-DEL                          COMMON STOCK         233326107              18355                 316800 SH
EMMIS COMMUNICATIONS CORP-CL A               COMMON STOCK         291525103               9113                 569569 SH
EXPEDIA INC DEL                              COMMON STOCK         30212P105                760                  37503 SH
FINISH LINE INC-CL A                         COMMON STOCK         317923100               9541                 580000 SH
FLOWSERVE CORP                               COMMON STOCK         34354P105              21236                 364000 SH
***FOMENTO ECONOMICO MEXICANO                COMMON STOCK         344419106              14666                 160000 SH
HEXCEL CORP NEW                              COMMON STOCK         428291108              12160                 553500 SH
HILLENBRAND INDUSTRIES INC                   COMMON STOCK         431573104               4119                  74900 SH
HOME DEPOT INC                               COMMON STOCK         437076102              13536                 320000 SH
IAC/INTERACTIVECORP                          COMMON STOCK         44919P300               1105                  37503 SH
INTERMUNE INC                                COMMON STOCK         45884X103               9149                 493447 SH
INTERNATIONAL PAPER CO                       COMMON STOCK         460146103               4321                 125000 SH
INTERNET CAP GROUP INC                       COMMON STOCK         46059C205               2662                 282600 SH
J P MORGAN CHASE & CO                        COMMON STOCK         46625H100              15340                 368400 SH
KOPPERS HLDGS INC                            COMMON STOCK         50060P106              15759                 802000 SH
KROGER CO                                    COMMON STOCK         501044101               1792                  88000 SH
LOWES CO INC                                 COMMON STOCK         548661107               2165                  33600 SH
NALCO HOLDING COMPANY                        COMMON STOCK         62985Q101              16551                 935100 SH
OREGON STEEL MILLS INC                       COMMON STOCK         686079104              16543                 323300 SH
PALL CORP                                    COMMON STOCK         696429307               6681                 214200 SH
PAXAR CORP                                   COMMON STOCK         704227107               7701                 393500 SH
READERS DIGEST ASSOCIATION INC               COMMON STOCK         755267101               7301                 495000 SH
REDWOOD TRUST INC                            COMMON STOCK         758075402               7083                 163500 SH
***TYCO INTERNATIONAL LTD                    COMMON STOCK         902124106              13738                 511100 SH
UNITED STATES STL CORP NEW                   COMMON STOCK         912909108              15146                 249600 SH
VALASSIS COMMUNICATIONS INC                  COMMON STOCK         918866104               8899                 303000 SH
VALSPAR CORP                                 COMMON STOCK         920355104              10585                 379800 SH
WEYERHAEUSER CO                              COMMON STOCK         962166104               7243                 100000 SH
XEROX CORP                                   COMMON STOCK         984121103               6168                 405800 SH

                                                                                        310258
NAME OF ISSUER                               INVESTMENT     MANAGERS     SOLE         SHARED      NONE
                                             Discretion
--------------                               ----------     --------     -------      ------      --------
***ABITIBI-CONSOLIDATED INC                  SOLE                        1884000                   116000
BAXTER INTERNATIONAL INC                     SOLE                         330900                    19600
COMCAST CORP                                 SOLE                         323900                    17670
DST SYSTEMS INC-DEL                          SOLE                         298700                    18100
EMMIS COMMUNICATIONS CORP-CL A               SOLE                         545500                    24069
EXPEDIA INC DEL                              SOLE                          37503
FINISH LINE INC-CL A                         SOLE                         545200                    34800
FLOWSERVE CORP                               SOLE                         344900                    19100
***FOMENTO ECONOMICO MEXICANO                SOLE                         152200                     7800
HEXCEL CORP NEW                              SOLE                         531300                    22200
HILLENBRAND INDUSTRIES INC                   SOLE                          70600                     4300
HOME DEPOT INC                               SOLE                         301000                    19000
IAC/INTERACTIVECORP                          SOLE                          37503
INTERMUNE INC                                SOLE                         461500                    31947
INTERNATIONAL PAPER CO                       SOLE                         117500                     7500
INTERNET CAP GROUP INC                       SOLE                         264200                    18400
J P MORGAN CHASE & CO                        SOLE                         349600                    18800
KOPPERS HLDGS INC                            SOLE                         757500                    44500
KROGER CO                                    SOLE                          88000
LOWES CO INC                                 SOLE                          33600
NALCO HOLDING COMPANY                        SOLE                         880600                    54500
OREGON STEEL MILLS INC                       SOLE                         323300
PALL CORP                                    SOLE                         201500                    12700
PAXAR CORP                                   SOLE                         372500                    21000
READERS DIGEST ASSOCIATION INC               SOLE                         465400                    29600
REDWOOD TRUST INC                            SOLE                         156300                     7200
***TYCO INTERNATIONAL LTD                    SOLE                         484900                    26200
UNITED STATES STL CORP NEW                   SOLE                         236700                    12900
VALASSIS COMMUNICATIONS INC                  SOLE                         286800                    16200
VALSPAR CORP                                 SOLE                         357600                    22200
WEYERHAEUSER CO                              SOLE                          94100                     5900
XEROX CORP                                   SOLE                         383900                    21900

                                             No. of Other Managers     0
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